Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2018
Table Text Block Supplement [Abstract]
Schedule of Intangible Assets net
Intangible assets, net, as of December 31, 2018 and 2017 consisted of the following:

	December 31,
	2018	2017

Backlog contract (Note 9)	$372	$372
Proprietary technology (Note 9)	26,179	26,179
Accumulated amortization	(3,972)	(2,663)
Intangible assets, net	$22,579	$23,888

Schedule of Amortization expenses related to intangible assets
As of
December 31, 2018
, amortization expenses related to intangible assets for future periods are estimated to be as follows:

	For the years ending December 31,
						2024 and
	2019	2020	2021	2022	2023	thereafter
	$	$	$	$	$	$
Amortization expenses	1,309	1,309	1,309	1,309	1,309	16,034